Offerings	Feb. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.550% notes due 2028
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99936
Maximum Aggregate Offering Price	$ 999,360,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,002.02
Offering Note
(1)
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Filing Fee Tables” in Eli Lilly and Company’s Registration Statement on Form
S-3
(File
No. 333-262943),
which was filed on February 24, 2022, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% notes due 2030
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99943
Maximum Aggregate Offering Price	$ 1,249,287,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 191,265.92
Offering Note
(1)
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Filing Fee Tables” in Eli Lilly and Company’s Registration Statement on Form
S-3
(File
No. 333-262943),
which was filed on February 24, 2022, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% notes due 2032
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99853
Maximum Aggregate Offering Price	$ 998,530,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,874.94
Offering Note
(1)
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Filing Fee Tables” in Eli Lilly and Company’s Registration Statement on Form
S-3
(File
No. 333-262943),
which was filed on February 24, 2022, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.100% notes due 2035
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99977
Maximum Aggregate Offering Price	$ 1,249,712,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 191,330.98
Offering Note
(1)
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Filing Fee Tables” in Eli Lilly and Company’s Registration Statement on Form
S-3
(File
No. 333-262943),
which was filed on February 24, 2022, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% notes due 2055
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99781
Maximum Aggregate Offering Price	$ 1,247,262,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 190,955.89
Offering Note
(1)
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Filing Fee Tables” in Eli Lilly and Company’s Registration Statement on Form
S-3
(File
No. 333-262943),
which was filed on February 24, 2022, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.600% notes due 2065
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99762
Maximum Aggregate Offering Price	$ 748,215,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,551.72
Offering Note
(1)
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Filing Fee Tables” in Eli Lilly and Company’s Registration Statement on Form
S-3
(File
No. 333-262943),
which was filed on February 24, 2022, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.